SCHEDULE OF OTHER ASSETS (Details) - Jet Ai Inc [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Deposits	$ 108,361	$ 73,226
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$ 798,111	$ 762,976